PROPERTY AND EQUIPMENT, NET - Interest costs (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Interest costs
Total interest costs	¥ 312,574	¥ 228,636
Less: interest costs capitalized	(38,191)	(47,300)
Interest expenses	¥ 274,383	¥ 181,336